Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Cash Flow Information
Change in
Non-Cash
Working Capital

	Years Ended December 31

(in thousands)	2021	2020

Change in non-cash working capital

Accounts receivable	$(5,695)	$(1,181)

Accounts payable and accrued liabilities	1,095	3,110

Other	(3,472)	(904)

Total change in non-cash working capital	$(8,072)	$1,025

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

		December 31	December 31

(in thousands)	Note	2021	2020

Cash and cash equivalents comprised of:

Cash		$126,053	$192,683

Cash equivalents		99,992	-

Total cash and cash equivalents		$226,045	$192,683